SCHEDULE OF NET REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Product Information [Line Items]
Net revenue	$ 86,159	$ 10,683,243
Total net revenue percentage	100.00%	100.00%
Grains, Oil, and Spices [Member]
Product Information [Line Items]
Net revenue	$ 13,036	$ 81,322
Total net revenue percentage	15.10%	0.80%
Beverages, Alcohol and Tea [Member]
Product Information [Line Items]
Net revenue	$ 23,245	$ 1,509,091
Total net revenue percentage	27.00%	14.10%
Meat, Poultry and Eggs [Member]
Product Information [Line Items]
Net revenue	$ 6,343	$ 12,895
Total net revenue percentage	7.30%	0.10%
Other Food [Member]
Product Information [Line Items]
Net revenue	$ 35,607	$ 620,552
Total net revenue percentage	41.30%	5.80%
Fresh Fruits and Vegetables [Member]
Product Information [Line Items]
Net revenue	$ 6,864	$ 9,112
Total net revenue percentage	8.00%	0.10%
Groceries [Member]
Product Information [Line Items]
Net revenue	$ 824	$ 93,162
Total net revenue percentage	1.00%	0.90%
Dried Seafood [Member]
Product Information [Line Items]
Net revenue	$ 240	$ 832
Total net revenue percentage	0.30%	0.00%
SMS Service [Member]
Product Information [Line Items]
Net revenue		$ 8,356,277
Total net revenue percentage	0.00%	78.20%